Significant Accounting Policies - Selling and Marketing Expenses (Details) - USD ($)	6 Months Ended		12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Oct. 31, 2024	Oct. 31, 2023
Significant Accounting Policies
Selling and marketing	$ 650,798	$ 1,090,742	$ 1,990,708	$ 4,104,101
Advertising expenses	$ 0	$ 0	$ 0	$ 718,087